Putnam VT Multi-Asset Absolute Return Fund
The fund's portfolio
9/30/19 (Unaudited)

COMMON STOCKS (21.1%)(a)
	Shares	Value
Basic materials (2.5%)
Anglo American Platinum, Ltd. (South Africa)	888	$53,534
Anhui Conch Cement Co., Ltd. (China)	21,000	124,724
Antofagasta PLC (Chile)	1,384	15,298
Astral Foods, Ltd. (South Africa)	596	5,785
Catcher Technology Co., Ltd. (Taiwan)	9,000	68,172
Evraz PLC (Russia)	14,127	81,221
Formosa Chemicals & Fibre Corp. (Taiwan)	9,000	25,151
Formosa Plastics Corp. (Taiwan)	5,000	15,230
Korea Zinc Co., Ltd. (South Korea)	133	49,813
Kumba Iron Ore, Ltd. (South Africa)	1,942	48,017
MMC Norilsk Nickel PJSC ADR (Russia)	1,069	27,366
Novolipetsk Steel PJSC (Russia)	680	14,770
PETRONAS Chemicals Group (PCG) Bhd (Malaysia)	26,400	47,541
PTT Global Chemical PCL (Thailand)	20,500	36,027
Severstal PJSC (Russia)	1,325	19,057
Tekfen Holding AS (Turkey)	5,149	17,452
Vale SA (Brazil)(NON)	2,900	33,328

		682,486
Capital goods (0.8%)
Daelim Industrial Co., Ltd. (South Korea)	507	44,081
Hyundai Mobis Co., Ltd. (South Korea)	500	105,333
Weichai Power Co., Ltd. Class H (China)	37,000	53,345
Zhejiang Expressway Co., Ltd. (China)	12,000	10,381

		213,140
Communication services (0.8%)
China Mobile, Ltd. (China)	20,500	169,619
KT Corp. (South Korea)	262	6,013
PLDT, Inc. (Philippines)	290	6,334
SK Telecom Co., Ltd. (South Korea)	96	19,382
Telkom SA SOC, Ltd. (South Africa)	6,223	29,005

		230,353
Consumer cyclicals (2.5%)
Astro Malaysia Holdings Bhd (Malaysia)	10,900	3,801
Atacadao Distribuicao Comercio e Industria Ltda. (Brazil)	1,400	7,093
El Puerto de Liverpool SAB de CV Class C1 (Mexico)	1,976	10,824
Ford Otomotiv Sanayi AS (Turkey)	1,283	13,496
Geely Automobile Holdings, Ltd. (China)	37,000	62,786
Genting Bhd (Malaysia)	12,700	17,411
Genting Malaysia Bhd (Malaysia)	26,200	18,960
Guangzhou Automobile Group Co., Ltd. Class H (China)	14,000	13,397
Home Product Center PCL (Thailand)	102,400	57,252
Kia Motors Corp. (South Korea)	3,339	127,290
KOC Holding AS (Turkey)	2,183	7,310
Lojas Renner SA (Brazil)	1,640	19,921
Mr Price Group, Ltd. (South Africa)	4,551	47,553
Pou Chen Corp. (Taiwan)	9,000	11,531
President Chain Store Corp. (Taiwan)	4,000	37,390
Qualicorp SA (Brazil)	8,394	62,829
Shinsegae International, Inc. (South Korea)	122	20,195
Sinotruk Hong Kong, Ltd. (China)	20,000	29,652
Wal-Mart de Mexico SAB de CV (Mexico)	33,528	99,374
Zhongsheng Group Holdings, Ltd. (China)	14,500	45,788

		713,853
Consumer staples (1.8%)
Charoen Pokphand Foods PCL (Thailand)	101,900	87,457
Cia Cervecerias Unidas SA ADR (Chile)	586	13,003
Estacio Participacoes SA (Brazil)	1,000	8,684
Hanjaya Mandala Sampoerna Tbk PT (Indonesia)	103,900	16,762
Indofood Sukses Makmur Tbk PT (Indonesia)	30,100	16,328
KT&G Corp. (South Korea)	276	24,343
Nestle Malaysia Bhd (Malaysia)	100	3,480
Smiles Fidelidade SA (Brazil)	3,643	33,318
TCI Co., Ltd. (Taiwan)	2,297	23,137
Uni-President Enterprises Corp. (Taiwan)	29,000	69,919
United Tractors Tbk PT (Indonesia)	8,600	12,465
Vipshop Holdings, Ltd. ADR (China)(NON)	3,614	32,237
Want Want China Holdings, Ltd. (China)	39,000	31,199
Yum China Holdings, Inc. (China)	3,009	136,699

		509,031
Energy (1.1%)
China Petroleum & Chemical Corp. (Sinopec) (China)	158,000	93,941
Ecopetrol SA ADR (Colombia)	2,534	43,154
Jastrzebska Spolka Weglowa SA (Poland)	1,032	5,605
Lukoil PJSC ADR (Russia)	806	66,688
PTT PCL (Foreign depositary shares) (Thailand)	45,300	70,723
Sao Martinho SA (Brazil)	2,200	10,034
Surgutneftegas OJSC (Russia)	55,132	31,831

		321,976
Financials (5.2%)
Banco de Chile ADR (Chile)	800	22,480
Banco do Brasil SA (Brazil)	9,935	108,772
Banco Macro SA ADR (Argentina)	1,410	36,688
Banco Santander (Brasil) S.A. (Units) (Brazil)	7,087	77,318
Banco Santander Chile ADR (Chile)	1,180	33,040
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Class B (Mexico)	37,496	47,331
Bank of China, Ltd. (China)	67,000	26,329
Bank of Communications Co., Ltd. (China)	100,000	65,325
Capitec Bank Holdings, Ltd. (South Africa)	446	37,913
Country Garden Holdings co., Ltd. (China)	52,000	65,882
Fosun International, Ltd. (China)	36,000	44,554
Guangzhou R&F Properties Co., Ltd. (China)	25,600	38,738
Industrial & Commercial Bank of China, Ltd. (China)	242,000	162,101
Industrial Bank of Korea (South Korea)	2,706	29,862
IRB Brasil Resseguros SA (Brazil)	12,900	116,924
Itausa - Investimentos Itau SA (Preference) (Brazil)	3,720	11,800
Korea Investment Holdings Co., Ltd. (South Korea)	172	10,828
Logan Property Holdings Co., Ltd. (China)	18,000	25,630
Odontoprev SA (Brazil)	2,800	10,890
OTP Bank Nyrt (Hungary)	763	31,767
Ping An Insurance (Group) Co. of China, Ltd. Class H (China)	17,500	201,063
Powszechny Zaklad Ubezpieczen SA (Poland)	2,691	25,084
Prosus NV (Netherlands)(NON)	131	9,616
RHB Bank Bhd (Malaysia)	20,300	27,345
Sberbank of Russia PJSC ADR (Russia)	5,640	79,947
Shinhan Financial Group Co., Ltd. (South Korea)	1,064	37,182
Thanachart Capital PCL (Thailand)	5,500	10,250
Tisco Financial Group PCL (Thailand)	13,000	43,567
Yuanta Financial Holding Co., Ltd. (Taiwan)	63,000	37,567

		1,475,793
Health care (0.2%)
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. (China)	4,000	13,193
Hypermarcas SA (Brazil)	6,582	53,116

		66,309
Technology (5.1%)
Alibaba Group Holding, Ltd. ADR (China)(NON)	1,263	211,211
Globalwafers Co., Ltd. (Taiwan)	3,000	30,363
HannStar Display Corp. (Taiwan)	62,000	12,790
Naspers, Ltd. Class N (South Africa)	131	19,852
Radiant Opto-Electronics Corp. (Taiwan)	11,000	42,015
Samsung Electronics Co., Ltd. (South Korea)	10,355	424,623
Samsung SDS Co., Ltd. (South Korea)	281	44,752
SK Hynix, Inc. (South Korea)	1,301	89,405
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	3,972	184,619
Tencent Holdings, Ltd. (China)	5,500	231,713
Tripod Technology Corp. (Taiwan)	7,000	25,158
United Microelectronics Corp. (Taiwan)	82,000	35,417
Xhen Ding Technology Holding, Ltd. (Taiwan)	20,000	71,556

		1,423,474
Transportation (0.1%)
AirAsia Bhd (Malaysia)	26,200	11,013
Grupo Aeroportuario del Centro Norte SAB de CV (Mexico)	3,434	20,435
MISC Bhd (Malaysia)	4,100	7,638

		39,086
Utilities and power (1.0%)
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)	8,300	99,082
Electricity Generating PCL (Thailand)	4,600	53,994
Enel Americas SA ADR (Chile)	4,935	44,958
Enel Chile SA ADR (Chile)	2,151	9,056
Federal Grid Co. Unified Energy System PJSC (Russia)	3,045,324	8,719
Glow Energy PCL (Thailand)	4,200	12,359
Inter RAO UES PJSC (Russia)	586,710	40,597
Manila Electric Co. (Philippines)	890	6,353

		275,118

Total common stocks (cost $5,872,534)		$5,950,619

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (10.9%)(a)
	Principal amount	Value
U.S. Government Agency Mortgage Obligations (10.9%)
Uniform Mortgage-Backed Securities
4.00%, TBA, 10/1/49	$1,000,000	$1,037,656
3.50%, TBA, 10/1/49	1,000,000	1,025,781
3.00%, TBA, 10/1/49	1,000,000	1,015,000

		3,078,437

Total U.S. government and agency mortgage obligations (cost $3,075,234)		$3,078,437

INVESTMENT COMPANIES (9.7%)(a)
	Shares	Value
Communication Services Select Sector SPDR Fund	7,712	$381,898
Consumer Discretionary Select Sector SPDR Fund(S)	3,436	414,725
Consumer Staples Select Sector SPDR Fund	6,767	415,629
Financial Select Sector SPDR Fund	13,781	385,868
iShares MSCI India ETF (India)(S)	9,057	304,043
Real Estate Select Sector SPDR Fund	10,481	412,323
Utility Select Sector SPDR Fund(S)	6,719	434,988

Total investment companies (cost $2,582,691)		$2,749,474

COMMODITY LINKED NOTES (6.5%)(a)(CLN)
	Principal amount	Value
Bank of America Corp. 144A sr. unsec. unsub. notes 1-month LIBOR less 0.17%, 2019 (Indexed to the BofA Merrill Lynch Commodity MLBX4SX6 Excess Return Strategy multiplied by 3)	$300,000	$406,370
Bank of America Corp. 144A sr. unsec. unsub. notes 1-month LIBOR less 0.12%, 2020 (Indexed to the BofA Merrill Lynch Commodity MLBX4SX6 Excess Return Strategy multiplied by 3)	110,000	102,136
Citigroup Global Markets Holdings, Inc. sr. notes Ser. N, 1-month USD LIBOR less 0.15%, 2019 (Indexed to the Citi Commodities F3 vs F0 - 4x Leveraged CVIC4X30 Index multiplied by 3)	224,000	294,361
Citigroup Global Markets Holdings, Inc. 144A sr. notes 1-month USD LIBOR less 0.13%, 2020 (Indexed to the Citi Cross-Asset Trend Index multiplied by 3)	343,000	340,222
UBS AG/London 144A sr. notes, 1-month LIBOR less 0.25%, 2020 (Indexed to the UBSIF3AT Index multiplied by 3) (United Kingdom)	366,000	356,256
UBS AG/London 144A sr. notes, 1-month LIBOR less 0.25%, 2020 (Indexed to the UBSIF3AT Index multiplied by 3) (United Kingdom)	241,000	241,572
Goldman Sachs International 144A notes zero %, 2019 (Indexed to the S&P GSCI Excess Return Index multiplied by 3)	67,000	80,855

Total commodity Linked Notes (cost $1,651,000)		$1,821,772

MORTGAGE-BACKED SECURITIES (6.0%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (4.3%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3747, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.50%), 4.473%, 10/15/40	$20,406	$3,599
REMICs IFB Ser. 4073, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.023%, 8/15/38	81,908	3,513
REMICs Ser. 4568, Class MI, IO, 4.00%, 4/15/46	63,886	8,305
REMICs Ser. 4259, Class DI, IO, 4.00%, 6/15/43	114,688	12,244
REMICs Ser. 4193, Class PI, IO, 4.00%, 3/15/43	31,392	3,751
REMICs Ser. 4097, Class PI, IO, 3.50%, 11/15/40	69,131	5,129
REMICs Ser. 4099, Class BI, IO, 3.50%, 6/15/39	68,279	3,585
REMICs Ser. 4801, Class IG, IO, 3.00%, 6/15/48	96,694	10,878
REMICs Ser. 4134, Class PI, IO, 3.00%, 11/15/42	145,501	12,956
REMICs Ser. 4206, Class IP, IO, 3.00%, 12/15/41	58,804	3,929
Federal National Mortgage Association
REMICs Ser. 18-51, Class IO, IO, 6.50%, 7/25/48	169,937	34,881
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	49,579	10,757
REMICs Ser. 16-3, Class MI, IO, 5.50%, 2/25/46	200,099	38,879
REMICs Ser. 15-30, IO, 5.50%, 5/25/45	177,401	36,491
REMICs IFB Ser. 13-130, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.60%), 4.582%, 1/25/44	83,293	15,901
REMICs Ser. 17-32, Class IP, IO, 4.50%, 5/25/47	95,288	18,670
REMICs IFB Ser. 17-108, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 4.132%, 1/25/48	106,365	20,492
REMICs IFB Ser. 17-8, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.082%, 2/25/47	113,269	21,481
REMICs IFB Ser. 16-65, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.082%, 9/25/46	81,404	14,259
REMICs Ser. 17-2, Class KI, IO, 4.00%, 2/25/47	81,084	10,614
REMICs IFB Ser. 16-88, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 3.982%, 12/25/46	125,483	24,631
REMICs IFB Ser. 12-19, Class S, IO, ((-1 x 1 Month US LIBOR) + 5.95%), 3.932%, 3/25/42	97,064	17,506
REMICs IFB Ser. 17-74, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.75%), 3.732%, 10/25/47	351,206	57,450
REMICs Ser. 12-136, Class PI, IO, 3.50%, 11/25/42	37,109	2,301
REMICs Ser. 12-151, Class PI, IO, 3.00%, 1/25/43	40,554	3,599
REMICs Ser. 13-35, Class PI, IO, 3.00%, 2/25/42	136,788	6,488
REMICs Ser. 13-31, Class NI, IO, 3.00%, 6/25/41	41,105	1,399
Government National Mortgage Association
Ser. 14-184, Class DI, IO, 5.50%, 12/16/44	162,408	38,406
Ser. 16-150, Class I, IO, 5.00%, 11/20/46	104,503	19,521
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	70,926	8,884
Ser. 14-146, Class EI, IO, 5.00%, 10/20/44	50,805	10,117
Ser. 14-163, Class NI, IO, 5.00%, 2/20/44	36,913	6,461
Ser. 11-116, Class IB, IO, 5.00%, 10/20/40	694	42
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	34,268	6,988
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	48,886	9,968
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	35,592	7,174
Ser. 15-105, Class LI, IO, 5.00%, 10/20/39	53,252	10,542
IFB Ser. 10-125, Class SD, ((-1 x 1 Month US LIBOR) + 6.68%), 4.653%, 1/16/40	211,002	30,332
IFB Ser. 10-68, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.58%), 4.536%, 6/20/40	105,352	20,878
Ser. 16-37, Class IW, IO, 4.50%, 2/20/46	61,242	10,335
Ser. 15-80, Class IA, IO, 4.50%, 6/20/45	71,428	13,226
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	137,930	13,608
Ser. 15-167, Class BI, IO, 4.50%, 4/16/45	50,664	10,562
Ser. 13-20, Class QI, IO, 4.50%, 12/16/42	54,835	7,940
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	13,795	2,453
IFB Ser. 18-91, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 4.206%, 7/20/48	136,883	20,190
IFB Ser. 18-104, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 4.156%, 8/20/48	104,128	15,308
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 4.106%, 9/20/43	22,249	4,008
Ser. 4505, Class AM, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.043%, 10/20/49(FWC)	115,000	17,681
IFB Ser. 11-17, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.006%, 2/20/41	49,663	8,902
Ser. 16-135, Class PI, IO, 4.00%, 5/20/46	174,127	24,691
Ser. 15-99, Class LI, IO, 4.00%, 7/20/45	31,368	3,164
Ser. 17-57, Class AI, IO, 4.00%, 6/20/45	74,470	9,658
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	59,306	11,547
Ser. 15-187, Class JI, IO, 4.00%, 3/20/45	79,392	12,430
Ser. 13-24, Class PI, IO, 4.00%, 11/20/42	34,165	4,732
Ser. 14-133, Class AI, IO, 4.00%, 10/20/36	63,510	2,826
IFB Ser. 10-134, Class ES, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 3.956%, 11/20/39	75,786	4,872
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46	82,623	8,677
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	80,176	9,274
Ser. 15-24, Class IA, IO, 3.50%, 2/20/45	53,880	6,390
Ser. 13-102, Class IP, IO, 3.50%, 6/20/43	28,407	1,896
Ser. 13-100, Class MI, IO, 3.50%, 2/20/43	29,537	2,999
Ser. 12-141, Class WI, IO, 3.50%, 11/20/41	25,957	1,718
Ser. 13-157, Class IA, IO, 3.50%, 4/20/40	59,096	3,474
Ser. 13-90, Class HI, IO, 3.50%, 4/20/40	11,085	152
Ser. 13-79, Class XI, IO, 3.50%, 11/20/39	47,734	4,133
Ser. 13-6, Class AI, IO, 3.50%, 8/20/39	116,795	11,971
Ser. 15-124, Class NI, IO, 3.50%, 6/20/39	118,555	6,283
Ser. 15-96, Class NI, IO, 3.50%, 1/20/39	48,251	2,620
Ser. 15-82, Class GI, IO, 3.50%, 12/20/38	76,052	2,697
Ser. 13-23, Class IK, IO, 3.00%, 9/20/37	40,724	2,777
Ser. 15-H22, Class GI, IO, 2.577%, 9/20/65(WAC)	108,805	12,578
FRB Ser. 16-H16, Class DI, IO, 2.46%, 6/20/66(WAC)	88,570	9,411
Ser. 18-H05, Class AI, IO, 2.416%, 2/20/68(WAC)	120,813	16,347
Ser. 17-H06, Class BI, IO, 2.355%, 2/20/67(WAC)	107,420	12,267
Ser. 17-H02, Class BI, IO, 2.341%, 1/20/67(WAC)	132,807	16,165
Ser. 17-H11, Class NI, IO, 2.285%, 5/20/67(WAC)	209,735	22,244
Ser. 16-H03, Class AI, IO, 2.229%, 1/20/66(WAC)	132,678	12,107
Ser. 15-H09, Class AI, IO, 2.169%, 4/20/65(WAC)	181,608	14,756
FRB Ser. 15-H16, Class XI, IO, 2.052%, 7/20/65(WAC)	86,733	9,211
Ser. 15-H24, Class HI, IO, 2.034%, 9/20/65(WAC)	370,476	23,000
Ser. 15-H15, Class JI, IO, 1.995%, 6/20/65(WAC)	231,243	22,592
Ser. 16-H02, Class BI, IO, 1.958%, 11/20/65(WAC)	275,818	25,224
Ser. 15-H19, Class NI, IO, 1.93%, 7/20/65(WAC)	160,808	14,698
Ser. 16-H04, Class KI, IO, 1.891%, 2/20/66(WAC)	96,946	7,150
Ser. 15-H25, Class BI, IO, 1.85%, 10/20/65(WAC)	243,212	22,667
Ser. 15-H18, Class IA, IO, 1.849%, 6/20/65(WAC)	76,687	4,931
Ser. 15-H10, Class CI, IO, 1.831%, 4/20/65(WAC)	136,039	11,945
Ser. 15-H26, Class GI, IO, 1.819%, 10/20/65(WAC)	182,364	16,249
Ser. 15-H20, Class CI, IO, 1.746%, 8/20/65(WAC)	149,365	15,400
Ser. 17-H14, Class DI, IO, 1.722%, 6/20/67(WAC)	286,753	19,924
Ser. 15-H09, Class BI, IO, 1.718%, 3/20/65(WAC)	186,651	14,032
Ser. 15-H10, Class EI, IO, 1.639%, 4/20/65(WAC)	107,088	4,817
Ser. 15-H24, Class BI, IO, 1.638%, 8/20/65(WAC)	360,924	14,568
Ser. 14-H21, Class AI, IO, 1.631%, 10/20/64(WAC)	175,248	14,638
Ser. 15-H25, Class AI, IO, 1.63%, 9/20/65(WAC)	243,703	18,911
Ser. 11-H15, Class AI, IO, 1.546%, 6/20/61(WAC)	86,719	4,336
Ser. 16-H08, Class GI, IO, 1.446%, 4/20/66(WAC)	193,188	10,063

		1,226,426
Commercial mortgage-backed securities (0.7%)
Bear Stearns Commercial Mortgage Securities Trust 144A FRB Ser. 06-PW11, Class C, 5.809%, 3/11/39 (In default)(NON)(WAC)	12,958	648
GE Capital Commercial Mortgage Corp. FRB Ser. 05-C1, Class D, 4.559%, 6/10/48(WAC)	12,801	7,680
GMAC Commercial Mortgage Securities, Inc. Trust 144A FRB Ser. 04-C3, Class X1, IO, 1.096%, 12/10/41(WAC)	40,775	66
GS Mortgage Securities Trust 144A FRB Ser. 14-GC24, Class D, 4.667%, 9/10/47(WAC)	27,000	22,726
JPMBB Commercial Mortgage Securities Trust 144A FRB Ser. 13-C14, Class E, 4.859%, 8/15/46(WAC)	16,000	14,292
JPMorgan Chase Commercial Mortgage Securities Trust Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	11,164	10,280
ML-CFC Commercial Mortgage Trust 144A FRB Ser. 06-4, Class XC, IO, 0.759%, 12/12/49(WAC)	15,314	69
UBS-Barclays Commercial Mortgage Trust 144A
Ser. 12-C2, Class F, 5.00%, 5/10/63(WAC)	17,000	9,311
Ser. 13-C6, Class E, 3.50%, 4/10/46	38,000	31,079
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C3, Class E, 5.00%, 3/15/44(WAC)	30,000	19,315
Ser. 12-C7, Class F, 4.50%, 6/15/45(WAC)	100,000	73,897

		189,363
Residential mortgage-backed securities (non-agency) (1.0%)
Citigroup Mortgage Loan Trust FRB Ser. 07-AR5, Class 1A1A, 4.733%, 4/25/37(WAC)	34,674	34,628
Countrywide Home Loans Mortgage Pass-Through Trust FRB Ser. 05-3, Class 1A1, (1 Month US LIBOR + 0.62%), 2.638%, 4/25/35	8,540	7,635
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (1 Month US LIBOR + 12.25%), 14.268%, 9/25/28	59,756	86,030
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 7.718%, 4/25/28	17,192	18,766
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (1 Month US LIBOR + 5.50%), 7.518%, 9/25/29	10,000	11,659
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, (1 Month US LIBOR + 4.00%), 6.018%, 5/25/25	3,003	3,102
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2, (1 Month US LIBOR + 3.65%), 5.668%, 9/25/29	10,000	10,494
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2M2, (1 Month US LIBOR + 2.80%), 4.818%, 2/25/30	10,000	10,184
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1M2, (1 Month US LIBOR + 2.35%), 4.368%, 1/25/31	16,000	16,168
Federal National Mortgage Association 144A Connecticut Avenue Securities Trust FRB Ser. 19-R04, Class 2M2, (1 Month US LIBOR + 2.10%), 4.118%, 6/25/39	30,000	30,110
WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 04-AR12, Class A2B, (1 Month US LIBOR + 0.92%), 2.938%, 10/25/44	19,094	18,611
Wells Fargo Mortgage Backed Securities Trust
FRB Ser. 05-AR4, Class 1A3, 5.162%, 4/25/35(WAC)	21,658	22,318
FRB Ser. 06-AR6, Class 7A2, 4.819%, 3/25/36(WAC)	5,665	5,681

		275,386

Total mortgage-backed securities (cost $1,779,252)		$1,691,175

WARRANTS (1.7%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value
Bank of Jiangsu Co., Ltd. 144A Class A (China)	9/7/20	$0.00	48,100	$45,150
Bank of Shanghai Co., Ltd. 144A (China)	12/12/19	0.00	79,250	103,803
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. 144A (China)	2/25/20	0.00	8,900	36,319
Gree Electric Appliances, Inc. of Zhuhai 144A (China)	8/24/20	0.00	14,004	112,253
Henan Shuanghui Investment & Development Co., Ltd. 144A Class A (China)	9/7/20	0.00	7,600	26,260
Industrial Bank Co., Ltd. 144A Class A (China)	9/7/20	0.00	27,100	66,457
Kweichow Moutai Co., Ltd 144A Class A (China)	9/7/20	0.00	500	80,438
Seazen Holdings Co., Ltd. 144A (China)	4/17/20	0.00	4,100	16,277

Total warrants (cost $473,278)				$486,957

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.6%)(a)
		Principal amount	Value
Buenos Aires (Province of) unsec. FRN (Argentina Deposit Rates BADLAR + 3.83%), 63.194%, 5/31/22 (Argentina)	ARS	195,000	$1,412
Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10.875%, 1/26/21 (Argentina)		$66,667	30,000
Mexico (Government of) sr. unsec. bonds 5.55%, 1/21/45 (Mexico)		39,000	47,167
Uruguay (Republic of) sr. unsec. unsub. notes 4.375%, 10/27/27 (Uruguay)		70,000	76,825
Venezuela (Republic of) sr. unsec. notes 7.65%, 4/21/25 (Venezuela) (In default)(NON)		12,000	1,320

Total foreign government and agency bonds and notes (cost $192,220)			$156,724

ASSET-BACKED SECURITIES (0.5%)(a)
	Principal amount	Value
Mello Warehouse Securitization Trust 144A FRB Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%), 2.818%, 6/25/52	$29,000	$29,000
Station Place Securitization Trust 144A
FRB Ser. 19-11, Class A, (1 Month US LIBOR + 0.75%), 2.787%, 10/24/20	27,000	27,000
FRB Ser. 19-7, Class A, (1 Month US LIBOR + 0.70%), 2.737%, 9/24/20	28,000	28,000
FRB Ser. 19-3, Class A, (1 Month US LIBOR + 0.70%), 2.737%, 6/24/20	27,000	27,000
FRB Ser. 19-WL1, Class A, (1 Month US LIBOR + 0.65%), 2.668%, 8/25/52	25,000	25,000

Total asset-backed securities (cost $136,000)		$136,000

CORPORATE BONDS AND NOTES (0.4%)(a)
	Principal amount	Value
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	$20,000	$21,878
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 8.75%, 5/23/26 (Brazil)	10,000	12,793
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)	21,000	23,546
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.125%, 1/17/22 (Brazil)	12,000	12,870
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.999%, 1/27/28 (Brazil)	10,000	11,125
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)	2,000	2,183
Petrobras Global Finance BV 144A company guaranty sr. unsec. bonds 5.093%, 1/15/30 (Brazil)	18,000	18,777
Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela) (In default)(NON)	26,000	2,210
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 7.69%, 1/23/50 (Mexico)	9,000	9,383

Total corporate bonds and notes (cost $113,556)		$114,765

PREFERRED STOCKS (0.2%)(a)
	Shares	Value
Telefonica Brasil S.A. $0.00 (Preference shares) (Brazil)	3,600	$47,602

Total preferred stocks (cost $48,336)		$47,602

PURCHASED SWAP OPTIONS OUTSTANDING (0.0%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike	Notional/ Contract amount	Value
Bank of America N.A.
2.785/3 month USD-LIBOR-BBA/Jan-47	Jan-27/2.785	$8,600	$1,679
2.3075/3 month USD-LIBOR-BBA/Jun-52	Jun-22/2.3075	3,700	660
(2.785)/3 month USD-LIBOR-BBA/Jan-47	Jan-27/2.785	8,600	368
(2.3075)/3 month USD-LIBOR-BBA/Jun-52	Jun-22/2.3075	3,700	163

Total purchased swap options outstanding (cost $2,468)			$2,870

PURCHASED OPTIONS OUTSTANDING (0.4%)(a)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Bank of America N.A.
EUR/USD (Put)	Oct-19/$1.10	$894,304	EUR	820,500	$6,644
SPDR S&P 500 ETF Trust (Put)	Apr-20/255.00	744,596		$2,509	11,529
SPDR S&P 500 ETF Trust (Put)	May-20/250.00	753,499		2,539	11,352
Citibank, N.A.
AUD/JPY (Put)	Feb-20/JPY 70.00	624,329	AUD	925,000	7,262
SPDR S&P 500 ETF Trust (Put)	Jul-20/255.00	754,686		$2,543	17,124
SPDR S&P 500 ETF Trust (Put)	Aug-20/245.00	772,492		2,603	14,909
Goldman Sachs International
AUD/JPY (Put)	Feb-20/JPY 70.00	624,329	AUD	925,000	7,262
JPMorgan Chase Bank N.A.
SPDR S&P 500 ETF Trust (Put)	Sep-20/255.00	749,641		$2,526	19,818
SPDR S&P 500 ETF Trust (Put)	Jun-20/255.00	760,918		2,564	15,587

Total purchased options outstanding (cost $145,145)					$111,487

SHORT-TERM INVESTMENTS (56.3%)(a)
		Principal amount/ shares	Value
Interest in $493,028,000 joint tri-party repurchase agreement dated 9/30/19 with Citigroup Global Markets, Inc. due 10/1/19 - maturity value of $1,572,103 for an effective yield of 2.350% (collateralized by various mortgage backed securities with coupon rates ranging from 2.000% to 8.000% and due dates ranging from 9/1/27 to 6/20/69, valued at $502,905,952)		$1,572,001	$1,572,001
Putnam Cash Collateral Pool, LLC 2.15%(AFF)	Shares	1,035,621	1,035,621
Putnam Short Term Investment Fund 2.05%(AFF)	Shares	6,665,849	6,665,849
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.88%(P)	Shares	110,000	110,000
Alpine Securitization, LLC asset backed commercial paper 2.162%, 11/21/19		$250,000	249,259
American Honda Finance Corp. commercial paper 2.003%, 10/23/19		250,000	249,667
Atlantic Asset Securitization, LLC asset backed commercial paper 2.138%, 10/28/19		250,000	249,607
Barclays Bank PLC CCP asset backed commercial paper 2.180%, 11/7/19		250,000	249,426
BPCE SA commercial paper 2.161%, 11/1/19		250,000	249,562
Chevron Corp. commercial paper 2.121%, 10/29/19		250,000	249,594
CRC Funding, LLC asset backed commercial paper 2.242%, 10/21/19		250,000	249,697
Export Development Canada commercial paper 2.115%, 10/15/19		250,000	249,783
Gotham Funding Corp. asset backed commercial paper 2.107%, 11/1/19		250,000	249,540
MetLife Short Term Funding, LLC asset backed commercial paper 2.223%, 10/25/19		250,000	249,650
National Australia Bank, Ltd. commercial paper 2.128%, 10/22/19		250,000	249,678
National Bank of Canada commercial paper 2.107%, 10/21/19		250,000	249,691
Nationwide Building Society commercial paper 2.164%, 10/7/19		250,000	249,889
NRW.Bank commercial paper 2.252%, 10/9/19		250,000	249,880
Old Line Funding, LLC asset backed commercial paper 2.241%, 10/18/19		250,000	249,749
Prudential PLC commercial paper 2.232%, 10/15/19		250,000	249,778
Regency Markets No. 1, LLC asset backed commercial paper 2.103%, 10/8/19		250,000	249,886
Simon Property Group LP commercial paper 2.090%, 11/12/19		250,000	249,372
Skandinaviska Enskilda Banken AB commercial paper 2.190%, 10/17/19		250,000	249,763
Societe Generale SA commercial paper 2.212%, 10/15/19		250,000	249,788
Svenska Handelsbanken AB commercial paper 2.019%, 12/27/19		250,000	248,711
Total Capital Canada, Ltd. commercial paper 2.233%, 10/23/19		250,000	249,665
U.S. Treasury Bills 2.030%, 10/10/19		171,000	170,925
U.S. Treasury Bills 1.884%, 11/7/19(SEG)		45,001	44,921
U.S. Treasury Bills 1.927%, 11/14/19(SEG)		264,000	263,426
U.S. Treasury Bills 1.951%, 12/12/19(SEG)		24,000	23,914
U.S. Treasury Bills 1.908%, 1/2/20(SEG)(SEGCCS)		102,000	101,523
U.S. Treasury Bills 1.908%, 3/12/20(SEG)(SEGCCS)		119,000	118,035
U.S. Treasury Bills 2.044%, 12/5/19(SEG)(SEGCCS)		279,000	278,101

Total short-term investments (cost $15,875,854)			$15,875,951
TOTAL INVESTMENTS

Total investments (cost $31,947,568)			$32,223,833

	FORWARD CURRENCY CONTRACTS at 9/30/19 (aggregate face value $8,149,300) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	10/16/19	$101,834	$105,791	$(3,957)
		Australian Dollar	Sell	10/16/19	101,834	102,352	518
		Brazilian Real	Buy	10/2/19	144,045	155,300	(11,255)
		Brazilian Real	Sell	10/2/19	144,045	146,612	2,567
		Brazilian Real	Sell	2/4/20	7,764	6,835	(929)
		Canadian Dollar	Buy	10/16/19	38,731	39,244	(513)
		Canadian Dollar	Sell	10/16/19	38,731	38,754	23
		Euro	Sell	12/18/19	131,134	132,240	1,106
		Japanese Yen	Sell	11/20/19	147,345	148,089	744
		Mexican Peso	Buy	10/16/19	76,733	77,592	(859)
		New Zealand Dollar	Buy	10/16/19	112,751	117,856	(5,105)
		New Zealand Dollar	Sell	10/16/19	112,751	116,331	3,580
		Norwegian Krone	Buy	12/18/19	37,957	38,113	(156)
		Russian Ruble	Buy	12/18/19	75,626	73,850	1,776
		Swedish Krona	Sell	12/18/19	77,428	78,112	684
	Barclays Bank PLC
		Canadian Dollar	Sell	10/16/19	189,654	191,829	2,175
		Japanese Yen	Buy	11/20/19	76,560	78,243	(1,683)
		New Zealand Dollar	Sell	10/16/19	71,598	76,602	5,004
	Citibank, N.A.
		Australian Dollar	Buy	10/16/19	37,816	37,791	25
		Australian Dollar	Sell	10/16/19	37,816	39,289	1,473
		Brazilian Real	Buy	10/2/19	75,693	81,129	(5,436)
		Brazilian Real	Sell	10/2/19	75,693	76,242	549
		Brazilian Real	Sell	2/4/20	3,201	3,214	13
		Canadian Dollar	Buy	10/16/19	77,009	78,314	(1,305)
		Canadian Dollar	Sell	10/16/19	77,009	77,056	47
		Euro	Sell	12/18/19	77,189	78,333	1,144
		Japanese Yen	Buy	11/20/19	153,675	157,057	(3,382)
		New Zealand Dollar	Buy	10/16/19	36,394	36,666	(272)
		New Zealand Dollar	Sell	10/16/19	36,394	38,855	2,461
	Credit Suisse International
		Australian Dollar	Buy	10/16/19	6,415	14,405	(7,990)
		Canadian Dollar	Buy	10/16/19	78,066	78,120	(54)
		Canadian Dollar	Sell	10/16/19	78,066	78,222	156
		Euro	Buy	12/18/19	77,299	78,304	(1,005)
	Goldman Sachs International
		Australian Dollar	Buy	10/16/19	190,905	191,302	(397)
		Australian Dollar	Sell	10/16/19	190,905	196,208	5,303
		Brazilian Real	Buy	2/4/20	75,993	75,912	81
		Canadian Dollar	Buy	10/16/19	77,915	77,968	(53)
		Canadian Dollar	Sell	10/16/19	77,915	77,874	(41)
		Indian Rupee	Buy	11/20/19	76,200	76,939	(739)
		Indonesian Rupiah	Buy	11/20/19	77,683	75,530	2,153
		Japanese Yen	Sell	11/20/19	115,116	115,648	532
		New Taiwan Dollar	Sell	11/20/19	80,073	77,590	(2,483)
		New Zealand Dollar	Sell	10/16/19	118,953	122,882	3,929
		Norwegian Krone	Buy	12/18/19	180,234	180,955	(721)
		Russian Ruble	Buy	12/18/19	75,626	73,796	1,830
		South Korean Won	Sell	11/20/19	74,441	79,419	4,978
		Swedish Krona	Sell	12/18/19	109,749	110,620	871
	HSBC Bank USA, National Association
		Australian Dollar	Buy	10/16/19	75,633	75,582	51
		Australian Dollar	Sell	10/16/19	75,633	79,121	3,488
		British Pound	Sell	12/18/19	2,220	2,203	(17)
		Indonesian Rupiah	Buy	11/20/19	414	1,045	(631)
		Japanese Yen	Sell	11/20/19	77,944	78,339	395
		New Zealand Dollar	Buy	10/16/19	96,402	102,379	(5,977)
		New Zealand Dollar	Sell	10/16/19	96,402	99,231	2,829
		South Korean Won	Sell	11/20/19	76,293	79,292	2,999
		Swedish Krona	Sell	12/18/19	75,569	76,235	666
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	10/16/19	77,794	78,909	(1,115)
		Australian Dollar	Sell	10/16/19	77,794	78,329	535
		Canadian Dollar	Sell	10/16/19	1,736	3,383	1,647
		Euro	Buy	12/18/19	30,700	31,746	(1,046)
		Japanese Yen	Sell	11/20/19	77,056	78,480	1,424
		Mexican Peso	Buy	10/16/19	76,500	77,746	(1,246)
		Mexican Peso	Sell	10/16/19	76,500	76,207	(293)
		New Zealand Dollar	Sell	10/16/19	186,102	195,586	9,484
		Swedish Krona	Sell	12/18/19	21,037	21,217	180
		Swiss Franc	Sell	12/18/19	32,180	32,602	422
	NatWest Markets PLC
		Australian Dollar	Buy	10/16/19	185,705	192,253	(6,548)
		Canadian Dollar	Buy	10/16/19	77,085	78,303	(1,218)
		Canadian Dollar	Sell	10/16/19	77,085	77,128	43
		Indian Rupee	Buy	11/20/19	76,721	77,402	(681)
		Indian Rupee	Sell	11/20/19	78,370	76,961	(1,409)
		Japanese Yen	Buy	11/20/19	153,525	157,872	(4,347)
		New Taiwan Dollar	Sell	11/20/19	79,214	76,739	(2,475)
		Swedish Krona	Sell	12/18/19	75,365	76,006	641
	State Street Bank and Trust Co.
		Australian Dollar	Buy	10/16/19	231,557	234,142	(2,585)
		Australian Dollar	Sell	10/16/19	231,557	235,540	3,983
		British Pound	Buy	12/18/19	46,501	46,981	(480)
		Canadian Dollar	Buy	10/16/19	191,843	192,465	(622)
		Canadian Dollar	Sell	10/16/19	191,843	192,045	202
		Euro	Sell	12/18/19	74,339	75,069	730
		Japanese Yen	Sell	11/20/19	22,976	20,314	(2,662)
		New Zealand Dollar	Buy	10/16/19	20,358	20,510	(152)
		New Zealand Dollar	Sell	10/16/19	20,358	21,729	1,371
		Norwegian Krone	Buy	12/18/19	75,618	75,909	(291)
		Swedish Krona	Sell	12/18/19	16,922	16,408	(514)
	UBS AG
		Australian Dollar	Buy	10/16/19	64,085	64,035	50
		Australian Dollar	Sell	10/16/19	64,085	66,561	2,476
		Euro	Buy	12/18/19	21,819	22,048	(229)
		Japanese Yen	Sell	11/20/19	37,530	37,719	189
		Swedish Krona	Sell	12/18/19	74,446	75,097	651
	WestPac Banking Corp.
		Australian Dollar	Buy	10/16/19	150,590	155,670	(5,080)
		Australian Dollar	Sell	10/16/19	150,590	150,472	(118)
		Canadian Dollar	Buy	10/16/19	78,670	78,513	157
		Canadian Dollar	Sell	10/16/19	78,670	78,392	(278)

	Unrealized appreciation						78,335

	Unrealized (depreciation)						(88,349)

	Total						$(10,014)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 9/30/19 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
S&P 500 Index E-Mini (Long)	30	$4,465,110	$4,467,750	Dec-19	$23,013
S&P Mid Cap 400 Index E-Mini (Long)	20	3,870,960	3,876,000	Dec-19	(53,295)
U.S. Treasury Note 10 yr (Long)	105	13,682,813	13,682,813	Dec-19	(131,205)
U.S. Treasury Note Ultra 10 yr (Long)	18	2,563,313	2,563,313	Dec-19	(44,478)

Unrealized appreciation					23,013

Unrealized (depreciation)					(228,978)

Total					$(205,965)

WRITTEN OPTIONS OUTSTANDING at 9/30/19 (premiums $20,240) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Citibank, N.A.
AUD/JPY (Put)	Feb-20/JPY 66.00	$936,493	AUD	1,387,500	$3,763
Goldman Sachs International
AUD/JPY (Put)	Feb-20/JPY 66.00	936,493	AUD	1,387,500	3,763
JPMorgan Chase Bank N.A.
SPDR S&P 500 ETF Trust (Call)	Oct-19/309.00	919,097		$3,097	1,055
SPDR S&P 500 ETF Trust (Call)	Oct-19/310.00	914,052		3,080	201

Total					$8,782

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 9/30/19 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Goldman Sachs International
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	$1,700	$(215)	$144
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	1,700	(215)	(123)
JPMorgan Chase Bank N.A.
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	8,600	(1,201)	1,203
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	8,600	(1,201)	(1,023)

Unrealized appreciation				1,347

Unrealized (depreciation)				(1,146)

Total				$201

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/19 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$3,000	$1,131		$—	11/8/48	3 month USD-LIBOR-BBA — Quarterly	3.312% — Semiannually	$1,161
		1,700	373	(E)	—	3/28/52	2.67% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(373)
		4,300	243	(E)	—	12/7/30	2.184% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(243)
		4,900	134	(E)	—	6/5/29	3 month USD-LIBOR-BBA — Quarterly	2.2225% — Semiannually	134
		400	53	(E)	—	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(53)
		1,000	6	(E)	2	12/18/24	1.60% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(4)
		2,183,000	27,711	(E)	4,670	12/18/29	1.70% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(23,041)
		2,551,700	1,306	(E)	1,553	12/18/21	1.58% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	247
		3,669,000	5,111	(E)	(4,482)	12/18/24	1.45% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	629
		23,100	369	(E)	(329)	12/18/49	1.65% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	40
		1,977,200	7,150	(E)	5,830	12/18/29	3 month USD-LIBOR-BBA — Quarterly	1.525% — Semiannually	(1,320)
	AUD	2,000	6	(E)	(4)	12/18/24	1.00% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(10)
	AUD	381,000	3,033	(E)	2	12/18/29	6 month AUD-BBR-BBSW — Semiannually	1.30% — Semiannually	3,035
	CAD	1,046,000	3,160	(E)	(1,849)	12/18/24	3 month CAD-BA-CDOR — Semiannually	1.80% — Semiannually	1,312
	CAD	524,000	3,630	(E)	2,898	12/18/29	1.85% — Semiannually	3 month CAD-BA-CDOR — Semiannually	(733)
	CHF	626,000	1,715	(E)	533	12/18/29	0.35% plus 6 month CHF-LIBOR-BBA — Semiannually	—	2,248
	CHF	654,000	921	(E)	(707)	12/18/24	0.65% plus 6 month CHF-LIBOR-BBA — Semiannually	—	214
	EUR	1,000	3	(E)	1	12/18/24	0.35% plus 6 month EUR-EURIBOR-REUTERS — Annually	—	(2)
	EUR	1,065,000	21,652	(E)	(10,921)	12/18/29	6 month EUR-EURIBOR-REUTERS — Semiannually	0.05% — Annually	10,732
	GBP	1,126,000	10,824	(E)	(263)	12/18/24	6 month GBP-LIBOR-BBA — Semiannually	0.75% — Semiannually	10,560
	GBP	223,000	4,260	(E)	786	12/18/29	6 month GBP-LIBOR-BBA — Semiannually	0.80% — Semiannually	5,047
	NOK	23,000	6	(E)	1	12/18/24	1.75% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	(5)
	NOK	3,000	3	(E)	3	12/18/29	1.80% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	—
	NZD	4,000	6	(E)	6	12/18/24	3 month NZD-BBR-FRA — Quarterly	1.00% — Semiannually	12
	NZD	121,000	471	(E)	468	12/18/29	3 month NZD-BBR-FRA — Quarterly	1.30% — Semiannually	939
	SEK	5,656,000	2,182	(E)	96	12/18/24	0.05% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(2,086)
	SEK	3,302,000	4,404	(E)	(837)	12/18/29	3 month SEK-STIBOR-SIDE — Quarterly	0.40% — Annually	3,569

	Total				$(2,543)				$12,009
(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/19 (Unaudited)
	Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	$11,517,270	$11,442,007	$—	6/20/23	(3 month USD-LIBOR-BBA plus 0.10%) — Quarterly	A basket (MLFCF15) of common stocks — Quarterly*	$(75,209)
	11,513,250	11,448,274	—	6/20/23	3 month USD-LIBOR-BBA minus 0.07% — Quarterly	Russell 1000 Total Return Index — Quarterly	72,314
	1,154	1,130	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(10)
	1,154	1,130	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(10)
	Barclays Bank PLC
	2,799	2,768	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	3
	532	522	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(5)
	1,493	1,481	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	5
	Citibank, N.A.
	10,677,675	10,953,588	—	11/26/19	(3 month USD-LIBOR-BBA plus 0.34%) — Quarterly	A basket (CGPUTQL2) of common stocks — Quarterly*	275,693
	23,187	23,682	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	ACI Worldwide, Inc. — Monthly	(471)
	161,973	149,067	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Advanced Micro Devices — Monthly	13,074
	39,769	38,489	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Aerojet Rocketdyne Holdings, Inc. — Monthly	1,322
	28,654	34,236	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Allscripts Healthcare Solutions, Inc. — Monthly	(5,551)
	26,046	22,373	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Appian Corp. — Monthly	3,682
	74,490	70,805	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Axon Enterprise, Inc. — Monthly	3,755
	17,407	18,399	—	7/5/22	1 month USD-LIBOR-BBA minus 1.85% — Monthly	B&G Foods, Inc. — Monthly	(1,487)
	38,069	26,213	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Blackberry, Ltd. — Monthly	11,879
	27,812	28,335	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Bruker Corp — Monthly	(494)
	46,872	44,910	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	BWX Technologies, Inc. — Monthly	2,011
	25,671	23,338	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Cantel Medical Corp. — Monthly	2,357
	43,202	39,034	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Catalent, Inc. — Monthly	4,213
	101,300	101,778	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Cerner Corp. — Monthly	(642)
	31,902	35,600	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	China Biologic Products Holdings, Inc. — Monthly	(3,668)
	231,629	236,957	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Citrix Systems, Inc. — Monthly	(5,088)
	201,144	200,125	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Corning, Inc. — Monthly	1,209
	57	63	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Coty, Inc. — Monthly	(6)
	28,438	29,158	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Cubic Corp. — Monthly	(691)
	19,987	17,696	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Diebold Nixdorf, Inc. — Monthly	2,311
	25,675	26,567	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Dolby Laboratories, Inc. — Monthly	(865)
	125,598	125,475	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Domino's Pizza, Inc. — Monthly	(80)
	21,104	22,748	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Dorman Products Inc. — Monthly	(1,623)
	14,052	15,998	—	7/5/22	1 month USD-LIBOR-BBA minus 1.25% — Monthly	Ebix, Inc. — Monthly	(1,933)
	21,844	23,848	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Edgewell Personal Care — Monthly	(1,982)
	56,955	62,537	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Energizer Holdings, Inc. — Monthly	(5,523)
	22,051	24,515	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Granite Construction, Inc. — Monthly	(2,541)
	101,612	112,230	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Guidewire Software, Inc. — Monthly	(10,513)
	53,078	56,745	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Hanesbrands, Inc. — Monthly	(3,612)
	13,869	14,735	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Home BancShares — Monthly	(852)
	27,652	21,377	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	HubSpot, Inc. — Monthly	6,303
	66,136	62,472	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	ICON PLC — Monthly	3,732
	208,473	237,292	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Illumina, Inc. — Monthly	(28,623)
	6,282	6,851	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Inogen, Inc. — Monthly	(563)
	30,600	29,636	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Instructure Inc — Monthly	996
	47,377	56,660	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Jabil, Inc. — Monthly	(9,233)
	272,537	279,086	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Kellogg Co. — Monthly	(6,266)
	14,482	15,779	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Kulicke & Soffa Industries — Monthly	(1,363)
	47,707	45,083	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	LHC Group, Inc. — Monthly	2,674
	36,608	36,509	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Medidata Solutions, Inc. — Monthly	138
	344,349	337,744	—	9/18/20	3 month USD-LIBOR-BBA — Quarterly	MSCI Daily TR NET Emerging Markets USD — Quarterly	6,745
	747,762	736,811	—	3/19/20	3 month USD-LIBOR-BBA plus 0.11% — Quarterly	MSCI Emerging Markets TR Net USD — Quarterly	11,518
	22,891	19,978	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	National Vision Holdings, Inc. — Monthly	2,937
	17,316	17,417	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Omnicell, Inc. — Monthly	(83)
	55,624	58,821	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Oshkosh Corp. — Monthly	(3,140)
	29,007	26,054	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Paylocity Holding Corp. — Monthly	2,983
	48,719	49,569	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	PerkinElmer, Inc. — Monthly	(799)
	25,065	26,919	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Prestige Brands Holdings, Inc. — Monthly	(1,829)
	21,756	22,159	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	PTC, Inc. — Monthly	(381)
	29,084	27,205	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Qualys, Inc. — Monthly	1,909
	155,159	150,426	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Quintiles IMS Holdings, Inc. — Monthly	4,894
	140,353	142,155	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Ralph Lauren Corp. — Monthly	(2,680)
	5,273,771	5,453,368	—	11/26/19	3 month USD-LIBOR-BBA plus 0.09% — Quarterly	Russell 1000 Total Return Index — Quarterly	(167,877)
	44,262	44,206	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Silicon Laboratories, Inc. — Monthly	101
	740	725	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(7)
	211,443	221,841	—	7/5/22	1 month USD-LIBOR-BBA minus 1.30% — Monthly	Tesla, Inc. — Monthly	(10,249)
	97,764	103,404	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Textron Inc — Monthly	(5,580)
	60,164	62,485	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Triumph Group, Inc. — Monthly	(2,259)
	8,060	8,159	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Under Armour, Inc. Class C — Monthly	(91)
	82,797	91,223	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Varian Medical Systems, Inc. — Monthly	(8,341)
	16,121	19,559	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Winnebago Industires — Monthly	(3,477)
	Credit Suisse International
	3,686,021	3,613,770	—	2/12/20	1 month USD-LIBOR-BBA plus 0.22% — Monthly	MSCI Emerging Markets TR Net USD — Monthly	76,645
	173,151	173,554	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools — Monthly	600
	6,743	6,669	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(8)
	3,514	3,472	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(4)
	573	566	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(1)
	7,989	7,834	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(68)
	3,707	3,635	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(32)
	4,526	4,435	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	40
	Goldman Sachs International
	9,590,422	9,452,201	—	12/15/20	(1 month USD-LIBOR-BBA plus 0.45%) — Monthly	A basket (GSGLPW2L) of common stocks — Monthly*	(112,039)
	9,568,172	9,426,793	—	12/15/20	1 month USD-LIBOR-BBA minus 0.15% — Monthly	A basket (GSGLPW2S) of common stocks — Monthly*	121,641
	11,069,240	11,038,928	—	12/15/20	(1 month USD-LIBOR-BBA plus 0.50%) — Monthly	A basket (GSGLPWDL) of common stocks — Monthly*	(12,246)
	10,448,701	10,241,622	—	12/15/20	1 month USD-LIBOR-BBA minus 0.15% — Monthly	A basket (GSGLPWDS) of common stocks — Monthly*	191,816
	922,160	972,875	—	12/15/20	(0.20%) — Monthly	Goldman Sachs Cross Asset Trend Series 27 Excess Return Strategy — Monthly†††	50,638
	372,270	375,507	—	12/15/20	(0.45%) — Monthly	Goldman Sachs Volatility Carry US Enhanced 3x Excess Return Strategy — Monthly††	3,167
	1,106,591	1,116,769	—	12/15/20	(0.45%) — Monthly	Goldman Sachs Volatility Carry US Series 85 Excess Return Strategy — Monthly††	9,970
	185,185	187,524	—	12/15/20	(0.30%) — Monthly	Goldman Sachs Volatility of Volatility Carry Excess Return Strategy — Monthly†	2,316
	567,444	575,051	—	12/15/20	(0.30%) — Monthly	Goldman Sachs Volatility of Volatility Carry Series 69 Excess Return Strategy — Monthly†	7,536
	144,823	141,985	—	12/12/19	1 month USD-LIBOR-BBA plus 0.21% — Monthly	MSCI Emerging Markets TR Net USD — Monthly	3,011
	3,891	3,849	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	7
	4,517	4,467	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	6
	3,707	3,635	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(32)
	JPMorgan Chase Bank N.A.
	947	928	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(8)
	JPMorgan Securities LLC
	4,621	4,531	—	1/12/45	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	40
	10,782	10,572	—	1/12/45	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	92
	UBS AG
	344,201	352,981	—	2/12/20	(3 month USD-LIBOR-BBA plus 0.90%) — Quarterly	MSCI Daily TR Net Emerging Markets India — Quarterly	7,307
	2,357,077	2,325,530	—	8/20/20	1 month USD-LIBOR-BBA minus 0.12% — Monthly	MSCI Daily TR Net Emerging Markets USD — Monthly	32,556

	Upfront premium received		—	Unrealized appreciation			946,146

	Upfront premium (paid)		—	Unrealized (depreciation)			(500,135)

		Total	$—			Total	$446,011
†	Replicates exposure to the difference between the implied and the realized volatility risk premium in the CBOE Volatility Index option market, with a delta hedge overlay.
††	Replicates exposure to the difference between the implied and the realized volatility risk premium on the S&P500 Index, with a delta hedge overlay.
†††	Provides synthetic exposure to assets in several asset classes (equity, credit, foreign exchange and interest rates). The Strategy is calculated on an "excess return" basis and does not include any synthetic interest rate return on a notional cash amount.
*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (MLFCF15) OF COMMON STOCKS

Common stocks	Sector	Shares	Value	Percentage value
Alphabet, Inc. Class A	Technology	349	$426,097	3.72%
Amazon.com, Inc.	Consumer cyclicals	222	385,059	3.37%
JPMorgan Chase & Co.	Financials	2,878	338,738	2.96%
Apple, Inc.	Technology	1,239	277,427	2.42%
Cisco Systems, Inc.	Technology	5,405	267,056	2.33%
Microsoft Corp.	Technology	1,919	266,751	2.33%
Verizon Communications, Inc.	Communication services	4,343	262,153	2.29%
Chevron Corp.	Energy	2,163	256,506	2.24%
Citigroup, Inc.	Financials	3,593	248,179	2.17%
Oracle Corp.	Technology	3,921	215,782	1.89%
PayPal Holdings, Inc.	Consumer cyclicals	2,045	211,791	1.85%
Procter & Gamble Co. (The)	Consumer staples	1,667	207,339	1.81%
Starbucks Corp.	Consumer staples	2,260	199,823	1.75%
Coca-Cola Co. (The)	Consumer staples	3,668	199,698	1.75%
Comcast Corp. Class A	Communication services	4,347	195,983	1.71%
Adobe, Inc.	Technology	672	185,696	1.62%
Medtronic PLC	Health care	1,558	169,227	1.48%
Abbott Laboratories	Health care	1,762	147,419	1.29%
PepsiCo, Inc.	Consumer staples	1,060	145,318	1.27%
Johnson & Johnson	Health care	1,105	143,025	1.25%
Merck & Co., Inc.	Health care	1,655	139,328	1.22%
Lockheed Martin Corp.	Capital goods	348	135,877	1.19%
Amgen, Inc.	Health care	674	130,447	1.14%
Booking Holdings, Inc.	Consumer cyclicals	63	123,712	1.08%
Intuit, Inc.	Technology	454	120,805	1.06%
Honeywell International, Inc.	Capital goods	705	119,364	1.04%
ConocoPhillips	Energy	2,013	114,707	1.00%
Walmart, Inc.	Consumer cyclicals	947	112,395	0.98%
Mondelez International, Inc. Class A	Consumer staples	1,848	102,214	0.89%
Automatic Data Processing, Inc.	Consumer cyclicals	621	100,172	0.88%
Delta Air Lines, Inc.	Transportation	1,600	92,159	0.81%
Union Pacific Corp.	Transportation	565	91,586	0.80%
MetLife, Inc.	Financials	1,926	90,852	0.79%
IBM Corp.	Technology	609	88,575	0.77%
Exelon Corp.	Utilities and power	1,801	87,021	0.76%
eBay, Inc.	Technology	2,158	84,101	0.74%
Xilinx, Inc.	Technology	874	83,770	0.73%
Morgan Stanley	Financials	1,908	81,418	0.71%
Phillips 66	Energy	771	78,961	0.69%
Lowe's Cos., Inc.	Consumer cyclicals	711	78,150	0.68%
Danaher Corp.	Conglomerates	510	73,700	0.64%
Qualcomm, Inc.	Technology	931	70,986	0.62%
Broadcom, Inc.	Technology	256	70,558	0.62%
Kinder Morgan, Inc.	Utilities and power	3,423	70,548	0.62%
Ingersoll-Rand PLC	Capital goods	561	69,126	0.60%
Waste Management, Inc.	Capital goods	595	68,446	0.60%
Best Buy Co., Inc.	Consumer cyclicals	989	68,234	0.60%
Cummins, Inc.	Capital goods	416	67,629	0.59%
Veeva Systems, Inc. Class A	Technology	433	66,154	0.58%
AbbVie, Inc.	Health care	864	65,413	0.57%

A BASKET (CGPUTQL2) OF COMMON STOCKS

Common stocks	Sector	Shares	Value	Percentage value
JPMorgan Chase & Co.	Financials	2,557	$300,922	2.75%
Alphabet, Inc. Class A	Technology	216	263,662	2.41%
Microsoft Corp.	Technology	1,765	245,449	2.24%
Walt Disney Co. (The)	Consumer cyclicals	1,811	236,048	2.15%
Apple, Inc.	Technology	1,038	232,405	2.12%
Texas Instruments, Inc.	Technology	1,700	219,703	2.01%
Honeywell International, Inc.	Capital goods	1,228	207,781	1.90%
Starbucks Corp.	Consumer staples	2,322	205,338	1.87%
Amazon.com, Inc.	Consumer cyclicals	114	198,522	1.81%
Mondelez International, Inc. Class A	Consumer staples	3,527	195,109	1.78%
U.S. Bancorp	Financials	3,404	188,374	1.72%
Automatic Data Processing, Inc.	Consumer cyclicals	1,161	187,397	1.71%
TJX Cos., Inc. (The)	Consumer cyclicals	3,324	185,263	1.69%
Intercontinental Exchange, Inc.	Financials	2,003	184,840	1.69%
Fidelity National Information Services, Inc.	Technology	1,366	181,332	1.66%
Intuit, Inc.	Technology	675	179,470	1.64%
Kinder Morgan, Inc.	Utilities and power	8,502	175,219	1.60%
Ingersoll-Rand PLC	Capital goods	1,420	174,947	1.60%
Sysco Corp.	Consumer staples	2,150	170,743	1.56%
Exelon Corp.	Utilities and power	3,464	167,347	1.53%
Allstate Corp. (The)	Financials	1,492	162,149	1.48%
T-Mobile US, Inc.	Communication services	2,020	159,114	1.45%
Zimmer Biomet Holdings, Inc.	Health care	1,124	154,298	1.41%
Waste Management, Inc.	Capital goods	1,287	148,002	1.35%
Johnson & Johnson	Health care	1,118	144,685	1.32%
Vistra Energy Corp.	Utilities and power	5,355	143,143	1.31%
Exxon Mobil Corp.	Energy	2,002	141,394	1.29%
Omnicom Group, Inc.	Consumer cyclicals	1,746	136,737	1.25%
Cisco Systems, Inc.	Technology	2,686	132,718	1.21%
Cognizant Technology Solutions Corp. Class A	Technology	2,159	130,127	1.19%
VICI Properties, Inc.	Financials	5,600	126,845	1.16%
eBay, Inc.	Technology	3,194	124,485	1.14%
Baxter International, Inc.	Health care	1,412	123,500	1.13%
Annaly Capital Management, Inc.	Financials	13,387	117,805	1.08%
Verizon Communications, Inc.	Communication services	1,932	116,645	1.06%
Ross Stores, Inc.	Consumer cyclicals	1,043	114,602	1.05%
Merck & Co., Inc.	Health care	1,317	110,835	1.01%
Norfolk Southern Corp.	Transportation	603	108,259	0.99%
Hershey Co. (The)	Consumer staples	685	106,161	0.97%
Procter & Gamble Co. (The)	Consumer staples	825	102,652	0.94%
KLA Corp.	Technology	635	101,179	0.92%
Leidos Holdings, Inc.	Technology	1,148	98,589	0.90%
Occidental Petroleum Corp.	Energy	2,196	97,672	0.89%
Pfizer, Inc.	Health care	2,707	97,273	0.89%
Garmin, Ltd.	Technology	1,146	97,054	0.89%
AGNC Investment Corp.	Financials	5,956	95,828	0.87%
Cadence Design Systems, Inc.	Technology	1,367	90,321	0.82%
AutoZone, Inc.	Consumer cyclicals	83	90,127	0.82%
F5 Networks, Inc.	Technology	635	89,210	0.81%
Hologic, Inc.	Health care	1,739	87,800	0.80%

A BASKET (GSGLPW2L) OF COMMON STOCKS

Common stocks	Sector	Shares	Value	Percentage value
Allianz SE (Germany)	Financials	343	$79,855	0.84%
Shin-Etsu Chemical Co., Ltd. (Japan)	Basic materials	737	78,810	0.83%
Hoya Corp. (Japan)	Technology	919	75,017	0.79%
Arkema SA (France)	Basic materials	784	73,054	0.77%
Aristocrat Leisure, Ltd. (Australia)	Consumer cyclicals	3,534	72,943	0.77%
Peugeot SA (France)	Consumer cyclicals	2,882	71,883	0.76%
Hitachi, Ltd. (Japan)	Capital goods	1,908	71,013	0.75%
Shionogi & Co., Ltd. (Japan)	Health care	1,277	70,882	0.75%
Swiss Life Holding AG (Switzerland)	Financials	143	68,261	0.72%
Deutsche Boerse AG (Germany)	Financials	425	66,457	0.70%
Faurecia SA (France)	Capital goods	1,396	66,230	0.70%
Shinhan Financial Group Co., Ltd. (South Korea)	Financials	1,890	66,046	0.70%
Namco Bandai Holdings, Inc. (Japan)	Consumer cyclicals	1,055	65,709	0.70%
3i Group PLC (United Kingdom)	Financials	4,569	65,677	0.69%
Partners Group Holding AG (Switzerland)	Financials	85	64,964	0.69%
Unilever PLC (United Kingdom)	Consumer staples	1,077	64,886	0.69%
Roche Holding AG (Switzerland)	Health care	223	64,820	0.69%
Porsche Automobil Holding SE (Preference) (Germany)	Consumer cyclicals	994	64,708	0.68%
Goodman Group (Australia)	Financials	6,752	64,573	0.68%
Cheung Kong Property Holdings, Ltd. (Hong Kong)	Financials	9,390	63,603	0.67%
Telstra Corp., Ltd. (Australia)	Communication services	26,862	63,590	0.67%
Coca-Cola HBC AG (Switzerland)	Consumer staples	1,919	62,840	0.66%
Rio Tinto PLC (United Kingdom)	Basic materials	1,207	62,580	0.66%
Macquarie Group, Ltd. (Australia)	Financials	697	61,653	0.65%
CSL, Ltd. (Australia)	Health care	388	61,178	0.65%
Wolters Kluwer NV (Netherlands)	Consumer cyclicals	830	60,636	0.64%
Deutsche Telekom AG (Germany)	Communication services	3,598	60,379	0.64%
Ashtead Group PLC (United Kingdom)	Consumer staples	2,141	59,744	0.63%
Hermes International (France)	Consumer cyclicals	86	59,397	0.63%
GlaxoSmithKline PLC (United Kingdom)	Health care	2,759	59,312	0.63%
Dassault Systemes SA (France)	Technology	414	58,981	0.62%
Otsuka Corp. (Japan)	Technology	1,477	58,850	0.62%
Legrand SA (France)	Capital goods	816	58,242	0.62%
Koninklijke Ahold Delhaize NV (Netherlands)	Consumer staples	2,323	58,132	0.62%
Sonova Holding AG (Switzerland)	Health care	249	57,974	0.61%
Baloise Holding AG (Switzerland)	Financials	318	57,084	0.60%
Legal & General Group PLC (United Kingdom)	Financials	18,603	56,945	0.60%
BHP Billiton PLC (United Kingdom)	Basic materials	2,667	56,926	0.60%
Obayashi Corp. (Japan)	Capital goods	5,644	56,197	0.59%
Amada Holdings Co., Ltd. (Japan)	Capital goods	5,101	54,936	0.58%
Samsung Electronics Co., Ltd. (South Korea)	Technology	1,338	54,876	0.58%
Safran SA (France)	Capital goods	345	54,326	0.57%
Sumitomo Corp. (Japan)	Consumer staples	3,460	54,047	0.57%
Carlsberg A/S Class B (Denmark)	Consumer staples	365	54,031	0.57%
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	Financials	1,498	54,004	0.57%
NEC Corp. (Japan)	Technology	1,271	53,636	0.57%
Sumitomo Mitsui Financial Group, Inc. (Japan)	Financials	1,553	53,095	0.56%
Kering SA (France)	Consumer cyclicals	104	52,767	0.56%
Tosoh Corp. (Japan)	Basic materials	3,993	52,757	0.56%
Scentre Group (Australia)	Financials	19,766	52,392	0.55%

A BASKET (GSGLPW2S) OF COMMON STOCKS

Common stocks	Sector	Shares	Value	Percentage value
Galenica AG (Switzerland)	Health care	494	$78,949	0.84%
Barclays PLC (United Kingdom)	Financials	42,444	78,664	0.83%
EssilorLuxottica SA (France)	Health care	544	78,473	0.83%
Terumo Corp. (Japan)	Health care	2,432	78,313	0.83%
British Land Co., PLC (The) (United Kingdom)	Financials	10,819	77,970	0.83%
Canon, Inc. (Japan)	Capital goods	2,900	77,354	0.82%
Daimler AG (Registered Shares) (Germany)	Consumer cyclicals	1,523	75,770	0.80%
Westpac Banking Corp. (Australia)	Financials	3,730	74,557	0.79%
St. James's Place PLC (United Kingdom)	Financials	6,157	74,304	0.79%
Japan Tobacco, Inc. (Japan)	Consumer staples	3,387	74,142	0.79%
Yaskawa Electric Corp. (Japan)	Technology	1,987	72,913	0.77%
Ferrovial SA (Spain)	Basic materials	2,463	71,189	0.76%
Deutsche Bank AG (Germany)	Financials	9,400	70,414	0.75%
Commonwealth Bank of Australia (Australia)	Financials	1,276	69,559	0.74%
Takeda Pharmaceutical Co., Ltd. (Japan)	Health care	2,027	69,199	0.73%
MS&AD Insurance Group Holdings (Japan)	Financials	2,117	68,555	0.73%
Otsuka Holdings Company, Ltd. (Japan)	Health care	1,825	68,228	0.72%
Weir Group PLC (The) (United Kingdom)	Capital goods	3,857	67,754	0.72%
Bunzl PLC (United Kingdom)	Consumer staples	2,559	67,015	0.71%
Nissan Motor Co., Ltd. (Japan)	Consumer cyclicals	10,148	63,297	0.67%
Worldline SA (France)	Technology	1,000	63,098	0.67%
S-Oil Corp. (South Korea)	Energy	755	62,752	0.67%
Compagnie Financiere Richemont SA (Switzerland)	Consumer cyclicals	849	62,309	0.66%
Intesa Sanpaolo SpA (Italy)	Financials	25,945	61,534	0.65%
Air Liquide SA (France)	Basic materials	431	61,324	0.65%
Accor SA (France)	Consumer cyclicals	1,435	59,839	0.63%
FANUC Corp. (Japan)	Technology	317	59,714	0.63%
ITOCHU Corp. (Japan)	Consumer staples	2,854	58,907	0.62%
Check Point Software Technologies, Ltd. (Israel)	Technology	537	58,821	0.62%
Chunghwa Telecom Co., Ltd. (Taiwan)	Communication services	16,209	57,993	0.62%
Umicore SA (Belgium)	Basic materials	1,529	57,720	0.61%
LafargeHolcim, Ltd. (Switzerland)	Basic materials	1,168	57,517	0.61%
Assicurazioni Generali SpA (Italy)	Financials	2,951	57,196	0.61%
Danone SA (France)	Consumer staples	646	56,937	0.60%
Hyundai Heavy Industries Co., Ltd. (South Korea)	Capital goods	542	56,193	0.60%
TABCORP Holdings, Ltd. (Australia)	Consumer cyclicals	17,062	55,812	0.59%
Bouygues SA (France)	Conglomerates	1,385	55,499	0.59%
Pernod Ricard SA (France)	Consumer staples	301	53,600	0.57%
Julius Baer Group, Ltd. (Switzerland)	Financials	1,169	51,830	0.55%
Siemens AG (Germany)	Conglomerates	483	51,782	0.55%
Seiko Epson Corp. (Japan)	Technology	3,666	51,565	0.55%
Seek, Ltd. (Australia)	Technology	3,527	51,068	0.54%
AstraZeneca PLC (United Kingdom)	Health care	568	50,864	0.54%
Nippon Steel Corp. (Japan)	Basic materials	3,650	50,840	0.54%
Kansai Paint Co., Ltd. (Japan)	Basic materials	2,176	50,565	0.54%
Vinci SA (France)	Capital goods	469	50,477	0.54%
Prudential PLC (United Kingdom)	Financials	2,775	50,443	0.54%
Transurban Group (Units) (Australia)	Transportation	5,071	50,239	0.53%
Samsung Biologics Co., Ltd. (South Korea)	Health care	190	48,813	0.52%
HSBC Holdings PLC (United Kingdom)	Financials	6,336	48,770	0.52%

A BASKET (GSGLPWDL) OF COMMON STOCKS

Common stocks	Sector	Shares	Value	Percentage value
WEC Energy Group, Inc.	Utilities and power	735	$69,904	0.63%
Xcel Energy, Inc.	Utilities and power	1,049	68,077	0.62%
Expedia, Inc.	Consumer cyclicals	499	67,091	0.61%
AMETEK, Inc.	Conglomerates	729	66,973	0.61%
AXA Equitable Holdings, Inc.	Financials	3,018	66,890	0.61%
CGI Group, Inc. Class A (Canada)	Technology	842	66,571	0.60%
Hershey Co. (The)	Consumer staples	428	66,370	0.60%
Church & Dwight Co., Inc.	Consumer staples	873	65,685	0.60%
Aena SME SA (Spain)	Transportation	358	65,643	0.59%
Mitsubishi UFJ Financial Group, Inc. (Japan)	Financials	12,934	65,601	0.59%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	Financials	248	64,137	0.58%
Starbucks Corp.	Consumer staples	724	64,055	0.58%
Roper Technologies, Inc.	Capital goods	179	63,749	0.58%
OGE Energy Corp.	Utilities and power	1,401	63,575	0.58%
Ingersoll-Rand PLC	Capital goods	515	63,471	0.57%
Toronto-Dominion Bank (Canada)	Financials	1,087	63,383	0.57%
National Bank of Canada (Canada)	Financials	1,267	63,063	0.57%
Coca-Cola European Partners PLC (United Kingdom)	Consumer staples	1,132	62,789	0.57%
Swisscom AG (Switzerland)	Communication services	127	62,716	0.57%
Swiss Life Holding AG (Switzerland)	Financials	131	62,697	0.57%
Royal Bank of Canada (Canada)	Financials	769	62,356	0.56%
MTU Aero Engines AG (Germany)	Capital goods	233	61,931	0.56%
ANSYS, Inc.	Technology	279	61,760	0.56%
Endesa SA (Spain)	Utilities and power	2,344	61,667	0.56%
Shionogi & Co., Ltd. (Japan)	Health care	1,099	60,948	0.55%
Pernod Ricard SA (France)	Consumer staples	340	60,642	0.55%
Telia Company AB (Sweden)	Communication services	13,520	60,528	0.55%
Expeditors International of Washington, Inc.	Transportation	812	60,337	0.55%
Omnicom Group, Inc.	Consumer cyclicals	770	60,308	0.55%
Cummins, Inc.	Capital goods	371	60,271	0.55%
Canadian Imperial Bank of Commerce (Canada)	Financials	728	60,063	0.54%
Comcast Corp. Class A	Communication services	1,326	59,765	0.54%
Paychex, Inc.	Technology	721	59,693	0.54%
Amgen, Inc.	Health care	305	59,080	0.54%
Biogen, Inc.	Health care	246	57,198	0.52%
Diageo PLC (United Kingdom)	Consumer staples	1,393	57,068	0.52%
Citrix Systems, Inc.	Technology	586	56,599	0.51%
L'Oreal SA (France)	Consumer staples	202	56,483	0.51%
Repsol SA (Spain)	Energy	3,611	56,439	0.51%
Mitsubishi Heavy Industries, Ltd. (Japan)	Capital goods	1,429	55,912	0.51%
Ageas (Belgium)	Financials	1,008	55,883	0.51%
AutoZone, Inc.	Consumer cyclicals	51	55,448	0.50%
Porsche Automobil Holding SE (Preference) (Germany)	Consumer cyclicals	847	55,142	0.50%
Eni SpA (Italy)	Utilities and power	3,542	54,185	0.49%
Givaudan SA (Switzerland)	Basic materials	19	53,947	0.49%
Rio Tinto PLC (United Kingdom)	Basic materials	1,032	53,413	0.48%
ConocoPhillips	Energy	932	53,078	0.48%
Sumitomo Mitsui Financial Group, Inc. (Japan)	Financials	1,552	53,035	0.48%
Host Hotels & Resorts, Inc.	Consumer cyclicals	3,062	52,943	0.48%
Wolters Kluwer NV (Netherlands)	Consumer cyclicals	721	52,657	0.48%

A BASKET (GSGLPWDS) OF COMMON STOCKS

Common stocks	Sector	Shares	Value	Percentage value
Entergy Corp.	Utilities and power	553	$64,915	0.63%
Prologis, Inc.	Financials	739	63,016	0.62%
Weyerhaeuser Co.	Basic materials	2,263	62,677	0.61%
Camden Property Trust	Financials	564	62,605	0.61%
Markel Corp.	Financials	53	62,540	0.61%
Coca-Cola Co. (The)	Consumer staples	1,137	61,921	0.60%
Equifax, Inc.	Consumer cyclicals	440	61,871	0.60%
Fortis, Inc. (Canada)	Utilities and power	1,458	61,629	0.60%
Becton Dickinson and Co.	Health care	240	60,817	0.59%
Daimler AG (Registered Shares) (Germany)	Consumer cyclicals	1,200	59,679	0.58%
Westpac Banking Corp. (Australia)	Financials	2,964	59,294	0.58%
Alexandria Real Estate Equities, Inc.	Financials	383	58,936	0.58%
Deere & Co.	Capital goods	347	58,572	0.57%
ABB, Ltd. (Switzerland)	Capital goods	2,934	57,650	0.56%
Nasdaq, Inc.	Financials	573	56,894	0.56%
SBA Communications Corp.	Communication services	235	56,702	0.55%
Panasonic Corp. (Japan)	Consumer cyclicals	6,932	56,136	0.55%
Arthur J. Gallagher & Co.	Financials	623	55,793	0.54%
Southern Co. (The)	Utilities and power	896	55,362	0.54%
Nokia OYJ (Finland)	Technology	10,864	55,060	0.54%
Xylem, Inc.	Capital goods	687	54,694	0.53%
Liberty Media Corp.-Liberty Formula One Class C	Consumer cyclicals	1,284	53,420	0.52%
Vornado Realty Trust	Financials	837	53,316	0.52%
AIA Group, Ltd. (Hong Kong)	Financials	5,615	53,046	0.52%
Koninklijke KPN NV (Netherlands)	Communication services	17,006	53,030	0.52%
American Tower Corp.	Communication services	239	52,959	0.52%
Autodesk, Inc.	Technology	358	52,919	0.52%
Gartner, Inc.	Consumer cyclicals	370	52,837	0.52%
MGM Resorts International	Consumer cyclicals	1,895	52,521	0.51%
Zurich Insurance Group AG (Switzerland)	Financials	137	52,505	0.51%
DBS Group Holdings, Ltd. (Singapore)	Financials	2,895	52,367	0.51%
FedEx Corp.	Transportation	359	52,201	0.51%
IBM Corp.	Technology	353	51,319	0.50%
Anheuser-Busch InBev SA/NV (Belgium)	Consumer staples	538	51,308	0.50%
Ventas, Inc.	Health care	696	50,841	0.50%
Dollar Tree, Inc.	Consumer cyclicals	433	49,385	0.48%
Banco Santander SA (Spain)	Financials	12,113	49,333	0.48%
NiSource, Inc.	Utilities and power	1,644	49,179	0.48%
AstraZeneca PLC (United Kingdom)	Health care	551	49,153	0.48%
Accor SA (France)	Consumer cyclicals	1,136	47,348	0.46%
ANA Holdings, Inc. (Japan)	Transportation	1,403	47,169	0.46%
Commonwealth Bank of Australia (Australia)	Financials	861	46,984	0.46%
Compagnie Financiere Richemont SA (Switzerland)	Consumer cyclicals	638	46,822	0.46%
American Express Co.	Financials	394	46,622	0.46%
Crown Castle International Corp.	Communication services	334	46,448	0.45%
Waste Connections, Inc.	Capital goods	504	46,377	0.45%
TransUnion	Consumer cyclicals	565	45,838	0.45%
Nidec Corp. (Japan)	Technology	339	45,493	0.44%
Fidelity National Information Services, Inc.	Technology	340	45,174	0.44%
Charter Communications, Inc. Class A	Communication services	109	45,125	0.44%

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/19 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BBB-/P	$68	$1,000	$85	5/11/63	300 bp — Monthly	$(16)
	CMBX NA BBB-.6 Index	BBB-/P	121	2,000	169	5/11/63	300 bp — Monthly	(48)
	CMBX NA BBB-.6 Index	BBB-/P	247	4,000	338	5/11/63	300 bp — Monthly	(89)
	CMBX NA BBB-.6 Index	BBB-/P	228	4,000	338	5/11/63	300 bp — Monthly	(108)
	Barclays Bank PLC
	CMBX NA BBB-.6 Index	BBB-/P	887	8,000	677	5/11/63	300 bp — Monthly	214
	CMBX NA BBB-.7 Index	BBB-/P	141	25,000	390	1/17/47	300 bp — Monthly	(237)
	Citigroup Global Markets, Inc.
	CMBX NA BB.6 Index	BB/P	3,570	17,000	2,649	5/11/63	500 bp — Monthly	936
	CMBX NA BB.7 Index	BB/P	1,087	9,000	643	1/17/47	500 bp — Monthly	452
	CMBX NA BBB-.6 Index	BBB-/P	1,403	15,000	1,269	5/11/63	300 bp — Monthly	141
	CMBX NA BBB-.6 Index	BBB-/P	36,169	382,000	32,317	5/11/63	300 bp — Monthly	4,043
	Credit Suisse International
	CMBX NA A.6 Index	A/P	(32)	29,000	64	5/11/63	200 bp — Monthly	41
	CMBX NA BBB-.6 Index	BBB-/P	74,418	792,000	67,003	5/11/63	300 bp — Monthly	7,811
	CMBX NA BBB-.7 Index	BBB-/P	3,952	50,000	780	1/17/47	300 bp — Monthly	3,197
	CMBX NA BBB-.7 Index	BBB-/P	12,861	174,000	2,714	1/17/47	300 bp — Monthly	10,234
	Goldman Sachs International
	CMBX NA A.6 Index	A/P	3,977	62,000	136	5/11/63	200 bp — Monthly	4,134
	CMBX NA A.6 Index	A/P	1,018	20,000	44	5/11/63	200 bp — Monthly	1,068
	CMBX NA A.6 Index	A/P	419	8,000	18	5/11/63	200 bp — Monthly	439
	CMBX NA A.6 Index	A/P	309	6,000	13	5/11/63	200 bp — Monthly	324
	CMBX NA BBB-.6 Index	BBB-/P	259	3,000	254	5/11/63	300 bp — Monthly	7
	CMBX NA BBB-.6 Index	BBB-/P	260	3,000	254	5/11/63	300 bp — Monthly	8
	CMBX NA BBB-.6 Index	BBB-/P	422	5,000	423	5/11/63	300 bp — Monthly	1
	CMBX NA BBB-.6 Index	BBB-/P	661	6,000	508	5/11/63	300 bp — Monthly	157
	CMBX NA BBB-.6 Index	BBB-/P	365	7,000	592	5/11/63	300 bp — Monthly	(224)
	CMBX NA BBB-.6 Index	BBB-/P	591	7,000	592	5/11/63	300 bp — Monthly	2
	CMBX NA BBB-.6 Index	BBB-/P	633	8,000	677	5/11/63	300 bp — Monthly	(40)
	CMBX NA BBB-.6 Index	BBB-/P	990	9,000	761	5/11/63	300 bp — Monthly	234
	CMBX NA BBB-.6 Index	BBB-/P	435	9,000	761	5/11/63	300 bp — Monthly	(321)
	CMBX NA BBB-.6 Index	BBB-/P	1,218	10,000	846	5/11/63	300 bp — Monthly	377
	CMBX NA BBB-.6 Index	BBB-/P	1,160	14,000	1,184	5/11/63	300 bp — Monthly	(17)
	CMBX NA BBB-.6 Index	BBB-/P	1,671	15,000	1,269	5/11/63	300 bp — Monthly	410
	CMBX NA BBB-.6 Index	BBB-/P	2,221	16,000	1,354	5/11/63	300 bp — Monthly	876
	CMBX NA BBB-.6 Index	BBB-/P	1,090	16,000	1,354	5/11/63	300 bp — Monthly	(256)
	CMBX NA BBB-.6 Index	BBB-/P	878	18,000	1,523	5/11/63	300 bp — Monthly	(636)
	CMBX NA BBB-.6 Index	BBB-/P	2,923	27,000	2,284	5/11/63	300 bp — Monthly	652
	CMBX NA BBB-.6 Index	BBB-/P	3,376	36,000	3,046	5/11/63	300 bp — Monthly	349
	CMBX NA BBB-.6 Index	BBB-/P	4,360	58,000	4,907	5/11/63	300 bp — Monthly	(518)
	CMBX NA BBB-.7 Index	BBB-/P	695	8,000	125	1/17/47	300 bp — Monthly	574
	CMBX NA BBB-.7 Index	BBB-/P	1,448	17,000	265	1/17/47	300 bp — Monthly	1,191
	CMBX NA BBB-.7 Index	BBB-/P	1,478	20,000	312	1/17/47	300 bp — Monthly	1,176
	JPMorgan Securities LLC
	CMBX NA BBB-.6 Index	BBB-/P	100,015	756,000	63,958	5/11/63	300 bp — Monthly	36,436
	Merrill Lynch International
	CMBX NA BBB-.6 Index	BBB-/P	18,845	191,000	16,159	5/11/63	300 bp — Monthly	2,782
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.6 Index	BBB-/P	5,258	38,000	3,215	5/11/63	300 bp — Monthly	2,061
	CMBX NA BBB-.6 Index	BBB-/P	229	2,000	169	5/11/63	300 bp — Monthly	61
	CMBX NA BBB-.6 Index	BBB-/P	1,720	12,000	1,015	5/11/63	300 bp — Monthly	711
	CMBX NA BBB-.6 Index	BBB-/P	1,379	13,000	1,100	5/11/63	300 bp — Monthly	285

Upfront premium received			295,455		Unrealized appreciation			81,384

Upfront premium (paid)			(32)		Unrealized (depreciation)			(2,510)

	Total		$295,423				Total	$78,874
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at September 30, 2019. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 9/30/19 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.10 Index	$(329)	$3,000	$262	11/17/59	(500 bp) — Monthly	$(70)
	CMBX NA BB.10 Index	(313)	3,000	262	11/17/59	(500 bp) — Monthly	(54)
	CMBX NA BB.11 Index	(1,166)	9,000	663	11/18/54	(500 bp) — Monthly	(510)
	CMBX NA BB.11 Index	(283)	3,000	221	11/18/54	(500 bp) — Monthly	(64)
	CMBX NA BB.8 Index	(176)	1,000	116	10/17/57	(500 bp) — Monthly	(60)
	CMBX NA BB.9 Index	(3,716)	36,000	2,131	9/17/58	(500 bp) — Monthly	(1,615)
	Credit Suisse International
	CMBX NA BB.10 Index	(801)	6,000	523	11/17/59	(500 bp) — Monthly	(282)
	CMBX NA BB.10 Index	(714)	6,000	523	11/17/59	(500 bp) — Monthly	(195)
	CMBX NA BB.7 Index	(300)	17,000	2,649	5/11/63	(500 bp) — Monthly	2,334
	CMBX NA BB.8 Index	(175)	1,000	116	10/17/57	(500 bp) — Monthly	(60)
	CMBX NA BB.9 Index	(1,504)	15,000	888	9/17/58	(500 bp) — Monthly	(628)
	Goldman Sachs International
	CMBX NA BB.7 Index	(605)	4,000	286	1/17/47	(500 bp) — Monthly	(323)
	CMBX NA BB.7 Index	(10,144)	60,000	4,284	1/17/47	(500 bp) — Monthly	(5,910)
	CMBX NA BB.7 Index	(3,286)	18,000	1,285	1/17/47	(500 bp) — Monthly	(2,016)
	CMBX NA BB.9 Index	(361)	3,000	178	9/17/58	(500 bp) — Monthly	(186)
	CMBX NA BB.9 Index	(357)	3,000	178	9/17/58	(500 bp) — Monthly	(182)
	JPMorgan Securities LLC
	CMBX NA BB.7 Index	(127)	1,000	71	1/17/47	(500 bp) — Monthly	(56)
	CMBX NA BBB-.7 Index	(7,171)	189,000	2,948	1/17/47	(300 bp) — Monthly	(4,317)
	Merrill Lynch International
	CMBX NA BB.10 Index	(357)	3,000	262	11/17/59	(500 bp) — Monthly	(98)
	CMBX NA BB.10 Index	(316)	3,000	262	11/17/59	(500 bp) — Monthly	(57)
	CMBX NA BB.9 Index	(921)	9,000	533	9/17/58	(500 bp) — Monthly	(396)
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(3,870)	38,000	593	1/17/47	(300 bp) — Monthly	(3,298)
	CMBX NA BB.10 Index	(315)	3,000	262	11/17/59	(500 bp) — Monthly	(56)
	CMBX NA BB.9 Index	(728)	6,000	355	9/17/58	(500 bp) — Monthly	(377)
	CMBX NA BB.9 Index	(364)	3,000	178	9/17/58	(500 bp) — Monthly	(189)

	Upfront premium received	—			Unrealized appreciation		2,334

	Upfront premium (paid)	(38,399)			Unrealized (depreciation)		(20,999)

	Total	$(38,399)				Total	$(18,665)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/19 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)
	NA HY Series 33 Index	B+/P	$(37,026)	$552,000	$37,027	12/20/24	500 bp — Quarterly	$231

	Total		$(37,026)					$231
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at September 30, 2019. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 9/30/19 (Unaudited)
	Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	NA HY Series 33 Index	$128,904	$1,938,000	$129,995	12/20/24	(500 bp) — Quarterly	$(1,900)

	Total	$128,904					$(1,900)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
JSC	Joint Stock Company
OJSC	Open Joint Stock Company
PJSC	Public Joint Stock Company
PO	Principal Only
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2019 through September 30, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $28,221,709.
(CLN)	The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note's value relative to the change in the underlying index.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC, and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/19
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$42,600	$18,495,335	$17,502,314	$19,678	$1,035,621
	Putnam Short Term Investment Fund**	6,110,990	2,416,304	1,861,445	167,085	6,665,849

	Total Short-term investments	$6,153,590	$20,911,639	$19,363,759	$186,763	$7,701,470
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $1,035,621, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $1,017,990.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $361,875.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $151,435.
(FWC)	Forward commitment, in part or in entirety.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $7,460,384 to cover certain derivative contracts, delayed delivery securities and the settlement of certain securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source.The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $1,603,495 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance returns on securities owned, to gain exposure to securities, and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates, and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to to hedge foreign exchange risk, and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates, and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries, and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk, and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $111,096 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $135,033 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$682,486	$—	$—
Capital goods	213,140	—	—
Communication services	230,353	—	—
Consumer cyclicals	713,853	—	—
Consumer staples	509,031	—	—
Energy	321,976	—	—
Financials	1,475,793	—	—
Health care	66,309	—	—
Technology	1,423,474	—	—
Transportation	39,086	—	—
Utilities and power	275,118	—	—

Total common stocks	5,950,619	—	—
Asset-backed securities	—	136,000	—
Commodity linked notes	—	1,821,772	—
Corporate bonds and notes	—	114,765	—
Foreign government and agency bonds and notes		156,724
Investment companies	2,749,474	—	—
Mortgage-backed securities	—	1,691,175	—
Preferred stocks	47,602	—	—
Purchased options outstanding	—	111,487	—
Purchased swap options outstanding	—	2,870	—
U.S. government and agency mortgage obligations	—	3,078,437	—
Warrants	—	486,957	—
Short-term investments	6,775,849	9,100,102	—

Totals by level	$15,523,544	$16,700,289	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(10,014)	$—
Futures contracts	(205,965)	—	—
Written options outstanding	—	(8,782)	—
Forward premium swap option contracts	—	201	—
Interest rate swap contracts	—	14,552	—
Total return swap contracts	—	446,011	—
Credit default contracts	—	(290,362)	—

Totals by level	$(205,965)	$151,606	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)	$15,000
Purchased currency option contracts (contract amount)	$1,600,000
Purchased swap option contracts (contract amount)	$65,000
Written equity option contracts (contract amount)	$6,000
Written currency option contracts (contract amount)	$1,700,000
Futures contracts (number of contracts)	100
Forward currency contracts (contract amount)	$13,400,000
Centrally cleared interest rate swap contracts (notional)	$23,500,000
OTC total return swap contracts (notional)	$91,900,000
OTC credit default contracts (notional)	$3,400,000
Centrally cleared credit default contracts (notional)	$5,100,000
Warrants (number of warrants)	120,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com